BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Professional fees	[1]	$ 724	$ 852	$ 1,040
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Professional fees		$ 481	$ 475	$ 503

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.